Other Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, non-current	€ 331.5	€ 305.7
Prepaid income taxes on intercompany profit, not realized, current	99.7	74.3
Increase (Decrease) in Unbilled Receivables	265.6
Prepaid income taxes on intercompany profit, not realized, non-current	133.9	144.1
Operations to be invoiced	366.9	101.3
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, non-current	€ 39.1	€ 2.7